Investment in Joint Venture	12 Months Ended
Dec. 31, 2023
Investment in Joint Venture [Abstarct]
Investment in joint venture
11	Investment in joint venture

The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not tested for impairment separately.

The financial statements of the joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

The details of the Company’s joint venture are shown below:

			Participation in investments - %
			2023	2022
Investment type	Company	Country	Direct participation
Joint venture	Bellamar Empreendimento e Participação S.A.	Brazil	50.00	50.00

Bellamar is a company that owns 35.76% of the share capital of FIC (Finance branch of Banco Itaú), therefore the Company indirectly holds a 17.88% stake in FIC. The purpose of FIC is to carry out all operations permitted, in the legal and regulated provisions, to credit, financing and investment companies, the issuance and management of credit cards, own or third-party, as well as the performance and performance of functions of correspondents in the country. FIC’s operations are conducted by Itaú Unibanco Holding S.A.

The investment is recognized as a joint venture and is recorded under the equity method, in accordance with accounting standard IAS 28 – Investments in associates and joint ventures, is initially recognized at cost. The carrying amount of the investment is adjusted for purposes of recognizing the variations in the Company’s share in the shareholders’ equity of joint venture after the acquisition date.

After the equity method is applied, the Company determines if it is necessary to recognize an additional impairment loss of recuperable on the investment in its joint venture. The Company will determine, on each annual closing date of balance sheet, if there is objective evidence that the investment in the joint venture is impaired. If so, the Company calculates the amount of the impairment loss as the difference between the joint venture’s recoverable amount and carrying amount and recognizes the loss in the statement of operations. As of December 31, 2023, the Company performed an analysis to verify whether the investment in its Joint Venture might not be recoverable, and did not identify the need to record a provision for impairment of the asset.

Financial information of joint venture

	As of December 31,
	2023	2022
Current assets	1	1
Non-current assets	581	519
Shareholders’ equity	582	520
Net income for the year	102	86

Breakdown

Amount
As of December 31, 2020	769
Share of profit of associates	47
Dividends received	(11)
Dividends receivable	(16)
As of December 31, 2021	789

Share of profit of associates	44
As of December 31, 2022	833

Share of profit of associates	51
Dividends received	(20)
As of December 31, 2023	864